Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	$ 6,474
Depreciation expense	(1,580)
Interest expense
Additions	94
Payments
Other	(70)
As of September 30, 2021 (unaudited)	4,918
Offices and labs [Member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	2,898
Depreciation expense	(1,067)
Interest expense
Additions
Payments
Other	(18)
As of September 30, 2021 (unaudited)	1,813
Vehicles [member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	74
Depreciation expense	(125)
Interest expense
Additions	94
Payments
Other	(22)
As of September 30, 2021 (unaudited)	21
Production Plant [Member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	3,502
Depreciation expense	(388)
Interest expense
Additions
Payments
Other	(30)
As of September 30, 2021 (unaudited)	3,084
Lease liabilities [member]
Significant Accounting Policies (Details) - Schedule of right-of-use assets and lease liabilities and the movements [Line Items]
As of January 1, 2021	7,910
Depreciation expense
Interest expense	219
Additions	92
Payments	(1,913)
Other	(65)
As of September 30, 2021 (unaudited)	$ 6,243